Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of breakdown of operating income	Other operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Research tax credit ("CIR")	4,493	6,651	3,061
Subsidies	81	4,140	—
Depositary service fees	—	1,634	1,509
Other	47	23	—
Total operating income	4,621	12,449	4,570